Significant Events in the Reporting Period	9 Months Ended
Sep. 30, 2021
Significant Events in the Reporting Period
Significant Events in the Reporting Period

Note 4. Significant Events in the Reporting Period

Impact from COVID-19

The Company is closely monitoring the potential impact of COVID-19 on the 2021 financial results and cash flows and beyond. The Company’s top priority remains the health and safety of its staff and the patients in the studies. The Company maintains compliance with government and health authorities. Additionally, we have adapted the way in which we work to ensure we are doing our part in reducing transmission of COVID-19.

The Company has worked closely with laboratories and investigators to ensure safe continuation and working requirements of our ongoing research activities and human clinical trials. The Company has not experienced a materially negative impact from COVID-19. As of September 30, 2021, the impact of the COVID-19 pandemic continues to unfold. As events continue to evolve and additional information becomes available, our estimates may change materially in the future.

While business travel has been suspended, the Company has remained active and effective in the process of raising capital with institutional investors by conducting key meetings on a virtual basis.